Right-of-use Assets	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Right-of-use Asset	RIGHT-OF-USE ASSETS
17.1Accounting policies
IFRS 16 – Leases, establishes the principles for the recognition, measurement, presentation and disclosure of leasing operations and requires lessees at the start date of the contract to recognize a lease liability to make payments and an asset representing the right to use the underlying asset during the lease term (“ROU”). Lessees must separately recognize interest expenses on the lease liability and the depreciation expense of the right-of-use asset in the statements of operation.
Lessees are also required to reassess the lease liability in the event of certain events, for example, a change in the lease term, or a change in future lease payment flows as a result of a change in an index or rate used to determine such payments. In general, the lessee must recognize the remeasurement amount of the lease liability as an adjustment to the right-of-use asset.
Considering the dollar-denominated environment in which the Company raises funds, in determining the discount rate the Company used as a basis incremental borrowing rates at the commencement and/or modification dates of the lease agreements in foreign currency.
17.1.1Componentization of aircraft
At the receipt and initial recognition of right-of-use assets, the Company allocates the total cost of the aircraft between five major components, airframe, auxiliary power unit (“APU”), or propeller, landing gear and two engines. The useful life of each component is limited to the final term of the contract/and or the estimated useful life of the asset component, the smaller of the two.
17.1.2Capitalization of heavy maintenance events
Heavy maintenance events that increase the useful life of assets are capitalized. Such contracts are usually of the “power-by-the-hour” type, in which the amounts owed to maintenance providers are calculated based on the flight hours and cycles.
Subsequently, they are depreciated during the period of use considering the shorter period between the next scheduled maintenance or the end of the lease of the two. Repairs and other routine maintenance are appropriate to the results during the year in which they are incurred.
17.1.3Recognition of contractual obligations relating to return of aircraft
The costs resulting from the maintenance events that will be carried out to return of the aircraft to the lessors are recognized at present value, increasing the value of the asset as a balancing item to an obligation, if they can be reasonably estimated. Assets are depreciated on a straight-line basis over the lease contract term, while liabilities are updated by interest rates and exchange effects.
17.2Breakdown of right-of-use assets

Description	Weighted average rate (p.a.)	December 31, 2023	Acquisitions	Write-offs	Modifications	Transfers (b)	December 31, 2024

Cost
Aircraft, engines and simulators		14,279,939	2,701,036	(439,430)	248,712	66,248	16,856,505
Maintenance		1,552,036	744,988	(105,738)	(12,390)	—	2,178,896
Restoration		1,699,610	713,649	(56,491)	(208,098)	—	2,148,670
Others		324,650	64,138	(40,407)	2,544	—	350,925
		17,856,235	4,223,811	(642,066)	30,768	66,248	21,534,996
Depreciation
Aircraft, engines and simulators	8%	(7,417,554)	(1,185,460)	439,430	—	—	(8,163,584)
Maintenance	23%	(616,379)	(362,563)	95,121	—	—	(883,821)
Restoration	26%	(701,501)	(445,171)	54,633	211,506	—	(880,533)
Others	18%	(109,243)	(58,989)	31,853	—	—	(136,379)
		(8,844,677)	(2,052,183)	621,037	211,506	—	(10,064,317)

Right-of-use assets, net		9,011,558	2,171,628	(21,029)	242,274	66,248	11,470,679

Right-of-use assets, net		9,011,558	2,171,628	(21,029)	242,274	66,248	11,470,679

(b)The transfer balances are between the groups “Aircraft sublease”, “Inventories”, “Other assets” and “Property and equipment”.

Description	Weighted average rate (p.a.)	December 31, 2022	Acquisitions	Write-offs	Modifications	Transfers (b)	December 31, 2023

Cost
Aircraft (a)		12,753,324	1,063,167	(833,855)	1,281,755	15,548	14,279,939
Maintenance of aircraft and engines		1,938,788	568,874	(892,072)	(30,128)	(33,426)	1,552,036
Restoration of aircraft and engines		1,819,438	501,864	(455,967)	(165,725)	—	1,699,610
Others		226,621	21,763	—	76,266	—	324,650
		16,738,171	2,155,668	(2,181,894)	1,162,168	(17,878)	17,856,235
Depreciation
Aircraft (a)	8%	(7,228,226)	(958,351)	769,937	—	(914)	(7,417,554)
Maintenance of aircraft and engines	17%	(1,159,612)	(327,401)	870,634	—	—	(616,379)
Restoration of aircraft and engines	31%	(628,522)	(557,984)	455,967	29,038	—	(701,501)
Others	22%	(58,914)	(50,329)	—	—	—	(109,243)
		(9,075,274)	(1,894,065)	2,096,538	29,038	(914)	(8,844,677)

Right-of-use assets		7,662,897	261,603	(85,356)	1,191,206	(18,792)	9,011,558
Impairment		(110,349)	—	110,349	—	—	—
Right-of-use assets, net		7,552,548	261,603	24,993	1,191,206	(18,792)	9,011,558

(a)Includes aircraft, engines, and simulators.
(b)Transfer balances are between the groups “Property and equipment”, “Right-of-use assets” and “Intangible”.